Fair Value Measurements, Derivative Instruments and Hedging Activities - Derivatives Qualifying and Designated as Hedging Instruments Recognized in Other Comprehensive Income (Details)	12 Months Ended
	Nov. 30, 2015 USD ($) counterparty	Nov. 30, 2014 USD ($)	Nov. 30, 2013 USD ($)	Dec. 01, 2015 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Fuel Derivative, Counterparty | counterparty	1
Net investment hedges | Designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Effective portions of derivatives qualifying and designated as hedging instruments recognized in other comprehensive loss	$ 58,000,000	$ 25,000,000	$ (11,000,000)
Foreign currency zero cost collars – cash flow hedges | Designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Effective portions of derivatives qualifying and designated as hedging instruments recognized in other comprehensive loss	(57,000,000)	(10,000,000)	(1,000,000)
Interest rate swaps – cash flow hedges | Designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Effective portions of derivatives qualifying and designated as hedging instruments recognized in other comprehensive loss	2,000,000	(28,000,000)	$ 2,000,000
Fuel
Derivative Instruments, Gain (Loss) [Line Items]
Collateral posted	25,000,000
Collateral Required to be Received	0
Collateral Required to be Posted		$ 0
Minimum
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset, cash collateral netting threshold, fair value	$ 100,000,000
Subsequent Event | Fuel
Derivative Instruments, Gain (Loss) [Line Items]
Collateral posted				$ 22,000,000